Events Occurring After Reporting Date - Details of Share Options That Were Issued to KMPs (Details) - shares	Jul. 15, 2022	Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [line items]
Share options issued		1,353,350,744
Share Options | Key Management Personnel | Mr Adrian Hinton
Disclosure of non-adjusting events after reporting period [line items]
Share options issued	2,000,000
Share Options | Key Management Personnel | Mr Connor Bernstein
Disclosure of non-adjusting events after reporting period [line items]
Share options issued	3,500,000
Share Options | Key Management Personnel | Ms Liz Doolin
Disclosure of non-adjusting events after reporting period [line items]
Share options issued	2,000,000